Employee Benefits - Summary of Changes in the Balance of Plan Assets (Detail) - Plan assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 3,304	$ 2,378	$ 2,228
Actual return on trust assets	47	213	40
Foreign exchange loss (gain)	(1)	86	4
Life annuities	35	65	107
Benefits paid	(1)	(136)	(1)
(Derecognition) acquisitions	(704)	698
Ending balance	$ 2,680	$ 3,304	$ 2,378